Financial instruments - Interest rate swaps hedge (Details) - Interest rate risks € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) item	Jun. 30, 2019 EUR (€) item
Interest rate swap
Financial instruments
Number of swaps entered | item		2	2
Notional amount		€ 22,500	€ 48,250
Net gain (loss) on redemption of swaps	€ (4,683)
Interest rate swap one
Financial instruments
Borrowings, swapped fixed rate			0.17%
Interest rate swap two
Financial instruments
Borrowings, swapped fixed rate			0.24%